Segment Information (Details)	6 Months Ended
Jun. 30, 2025 segment
Segment Information [Abstract]
Operating segment	1
Reportable segment	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The chief operating decision maker reviews financial information presented only on a consolidated basis and uses this information for purposes of allocating resources and evaluating financial performance.The significant segment expenses and other segment items that are provided to the CODM align with expense information that is included in the Company’s interim consolidated income statement and notes thereto.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker